T. ROWE PRICE Global Impact Equity Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.7%
Common Stocks 1.7%
MercadoLibre (USD) (1) 228 490
Total Argentina (Cost $334) 490
BRAZIL 1.6%
Common Stocks 1.6%
NU Holdings, Class A (USD) (1) 25,632 455
Total Brazil (Cost $194) 455
CANADA 2.7%
Common Stocks 2.7%
Brookfield Renewable (USD)  10,690 445
Shopify, Class A (1) 2,654 348
Total Canada (Cost $465) 793
CHINA 1.0%
Common Stocks 1.0%
JD Health International (HKD) (1) 35,800 288
Total China (Cost $298) 288
DENMARK 1.2%
Common Stocks 1.2%
Orsted (1) 15,830 356
Total Denmark (Cost $300) 356
FRANCE 4.2%
Common Stocks 4.2%
Sartorius Stedim Biotech  1,156 258
Schneider Electric  1,648 473
SPIE  8,670 475
Total France (Cost $838) 1,206

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 1.7%
Common Stocks 1.7%
Infineon Technologies  10,137 496
Total Germany (Cost $341) 496
INDIA 3.4%
Common Stocks 3.4%
Bharti Airtel  22,713 487
Kotak Mahindra Bank  113,135 502
Total India (Cost $978) 989
INDONESIA 1.9%
Common Stocks 1.9%
Bank Central Asia  872,800 386
Bank Rakyat Indonesia Persero  692,400 157
Total Indonesia (Cost $607) 543
IRELAND 3.5%
Common Stocks 3.5%
Kingspan Group  3,797 331
TE Connectivity (USD)  3,122 695
Total Ireland (Cost $992) 1,026
ISRAEL 1.4%
Common Stocks 1.4%
CyberArk Software (USD) (1) 919 396
Total Israel (Cost $329) 396
ITALY 1.3%
Common Stocks 1.3%
Danieli & C Officine Meccaniche  7,032 363
Total Italy (Cost $182) 363

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 3.9%
Common Stocks 3.9%
Chugai Pharmaceutical  8,900 508
Disco  500 213
Keyence  1,100 404
Total Japan (Cost $962) 1,125
NETHERLANDS 3.1%
Common Stocks 3.1%
Argenx, ADR (USD) (1) 346 291
ASML Holding  427 612
Total Netherlands (Cost $530) 903
SPAIN 1.8%
Common Stocks 1.8%
Banco Bilbao Vizcaya Argentaria  20,181 512
Total Spain (Cost $386) 512
TAIWAN 3.5%
Common Stocks 3.5%
Chailease Holding  85,382 281
Delta Electronics  9,000 344
MediaTek  7,000 388
Total Taiwan (Cost $957) 1,013
UNITED KINGDOM 3.1%
Common Stocks 3.1%
AstraZeneca  3,157 588
Spirax Group  3,030 302
Total United Kingdom (Cost $657) 890
UNITED STATES 56.5%
Common Stocks 56.5%
Advanced Drainage Systems  1,045 159

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
Aflac  4,751 527
Arista Networks (1) 3,369 477
Autoliv  3,877 470
Badger Meter  2,234 327
Broadcom  2,650 878
Consolidated Edison  4,484 478
Crowdstrike Holdings, Class A (1) 987 436
Danaher  2,461 539
Deere  1,172 619
Eli Lilly  520 539
First Solar (1) 1,306 294
Gilead Sciences  4,005 568
GoDaddy, Class A (1) 1,189 119
Hubbell  1,145 559
HubSpot (1) 570 160
Ingersoll Rand  5,767 496
Intuit  377 188
Intuitive Surgical (1) 806 406
KLA  310 443
Linde  1,952 892
Louisiana-Pacific  1,956 164
Monolithic Power Systems  417 469
MSA Safety  2,149 381
Natera (1) 1,899 439
OneMain Holdings  6,658 436
Owens Corning  3,660 439
Popular  5,471 731
Rockwell Automation  350 148
Stryker  1,084 401
Synopsys (1) 754 351
Thermo Fisher Scientific  999 578
Trane Technologies  857 360
UnitedHealth Group  906 260
Veralto  3,108 308
Vertiv Holdings, Class A  2,494 464
Waste Connections  3,468 581
Xylem  2,116 292
Total United States (Cost $13,473) 16,376

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
VIETNAM 0.6%
Common Stocks 0.6%
Asia Commercial Bank  202,411 188
Total Vietnam (Cost $167) 188
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 3.76% (2)(3) 468,721 469
Total Short-Term Investments (Cost $469) 469
Total Investments in Securities  99.7%
(Cost $23,459) $ 28,877
Other Assets Less Liabilities 0.3% 83
Net Assets 100.0% $ 28,960
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Impact Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.76% $ —# $ — $ 3+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government
Reserve Fund, 3.76% $ 121  ¤  ¤ $ 469^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $469.

T. ROWE PRICE Global Impact Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Impact Equity
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Impact Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Global Impact Equity Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Impact Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1399-054Q1 01/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 19,148 $ 9,260 $ — $ 28,408
Short-Term Investments 469 — — 469
Total $ 19,617 $ 9,260 $ — $ 28,877